CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income (loss)	$ 1,055	$ (285)	$ 1,270	$ 234
Other income and gains	(30)	(244)	(618)	(484)
Equity accounted distributions, net of earnings	393	(196)	746	(410)
Fair value changes	(797)	753	27	595
Depreciation and amortization	2,534	2,435	4,989	4,910
Deferred income taxes	(262)	(55)	(421)	(99)
(Investments in) proceeds from residential inventory	(122)	(129)	428	(211)
Net change in non-cash working capital balances	(760)	(1,581)	(2,716)	(3,519)
Cash flows from (used in) operating activities	2,011	698	3,705	1,016
Financing activities
Corporate borrowings arranged	0	646	496	1,389
Corporate borrowings repaid	0	(200)	(500)	(571)
Commercial paper and borrowings, net	254	617	634	1,924
Non-recourse borrowings arranged	26,130	32,043	58,159	54,147
Non-recourse borrowings repaid	(23,158)	(24,676)	(45,592)	(38,487)
Non-recourse credit facilities, net	672	238	716	(5,505)
Subsidiary equity obligations issued	27	1	27	4
Subsidiary equity obligations redeemed	(1)	(3)	(1)	(14)
Deposits From Related Party	681	97	924	685
Deposit From Related Parties Repaid	(392)	(118)	(687)	(573)
Capital provided by non-controlling interests	4,185	2,935	7,005	8,300
Capital repaid to non-controlling interests	(1,406)	(1,416)	(2,154)	(3,141)
Other financing activities, net	908	(345)	1,933	(803)
(Settlement) Receipt of deferred consideration	(15)	(5)	(27)	88
Common shares repurchased	(294)	(284)	(863)	(786)
Common shares issued	5	2	7	10
Distributions to non-controlling interests	(2,299)	(1,997)	(7,830)	(3,757)
Distributions to common and preferred shareholders	(180)	(166)	(358)	(332)
Cash flows from (used in) financing activities	5,117	7,369	11,889	12,578
Acquisitions
Investment properties	(857)	(3,228)	(3,231)	(4,825)
Property, plant and equipment	(2,756)	(2,385)	(5,571)	(5,286)
Equity accounted investments	(2,108)	(1,732)	(3,757)	(2,360)
Financial assets and other	(1,980)	(3,865)	(8,538)	(5,455)
Acquisition of subsidiaries, net of cash acquired	(3,318)	(88)	(7,721)	(804)
Dispositions
Investment properties	767	252	2,107	384
Property, plant and equipment	391	510	1,581	702
Equity accounted investments	853	201	1,305	831
Financial assets and other	3,097	1,676	5,333	3,242
Disposition of subsidiaries, net of cash disposed	24	158	1,161	245
Restricted cash and deposits	(22)	172	98	124
Cash flows from (used in) investing activities	(5,909)	(8,329)	(17,233)	(13,202)
Cash and cash equivalents
Change in cash and cash equivalents	1,219	(262)	(1,639)	392
Foreign exchange revaluation	56	(187)	291	(300)
Balance, beginning of period	12,437	11,742	15,051	11,222
Balance, end of period	13,703	11,249	13,703	11,249
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(9)	(44)	0	(65)
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	393	435	897	1,174
Interest Paid Classified As Supplemental Cash Flow Disclosure	$ 3,656	$ 3,645	$ 7,080	$ 7,231